Organization and Principal Activities - Company's significant subsidiaries, VIE and subsidiaries of the VIE (Details) - individual	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2019
Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-commerce")
Organization and Principal Activities
Percentage of legal/beneficial Ownership in VIEs		100.00%
Hangzhou Ruhan Supply-chain Management Co. Ltd ("Gonginglian")
Organization and Principal Activities
Percentage of legal/beneficial Ownership in VIEs		100.00%
Hangzhou Dayi E-commerce Co. Ltd ("Dayi")
Organization and Principal Activities
Percentage of legal/beneficial Ownership in VIEs		100.00%
Ruhnn (HongKong) Limited
Organization and Principal Activities
Percentage of legal/beneficial Ownership in VIEs		100.00%
Shanghai Yitong E-commerce Co. Ltd ("Yitong")
Organization and Principal Activities
Percentage of legal/beneficial Ownership in VIEs		100.00%
Ruhnn Culture Communication Co., Ltd. ("Culture")
Organization and Principal Activities
Percentage of legal/beneficial Ownership in VIEs		100.00%
Hangzhou Yihan Information Technology Co., Ltd. ("WFOE")
Organization and Principal Activities
Percentage of legal/beneficial Ownership		100.00%
Hangzhou Ruhnn
Organization and Principal Activities
Number of founding shareholders	3